Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Details Of Income Taxes [Line Items]
Deferred tax assets operating loss carryforwards	$ 161,416
Deferred tax assets operating loss carryforwards subject to expiration	31,208
Deferred tax assets operating loss carryforwards not subject to expiration	130,209
Deferred tax assets operating loss carryforwards state	$ 66,921
Maximum ownership percentage of shareholders for not subject to annual limitation	50.00%
Threshold limit for recognition of uncertain tax positions	50.00%
Domestic Tax Authority [Member]
Details Of Income Taxes [Line Items]
Deferred tax assets tax credits carryforwards	$ 4,426
State and Local Jurisdiction [Member]
Details Of Income Taxes [Line Items]
Deferred tax assets tax credits carryforwards	1,884
Deferred tax assets tax credits carryforwards investment	$ 7